Schedule of aging list of trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	R$ 850,683	R$ 739,699
Currents Not Later Than One Month [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	607,968	459,338
Currents Later Than One Month And Not Later Than Two Months [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	82,132	88,893
Currents Later Than Two Month And Not Later Than Three Months [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	55,265	33,121
Currents Later Than Three Months And Not Later Than Six Months [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	33,491	54,832
Currents Later Than Six Months And Not Later Than One Year [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	1,096	41,484
Currents Later Than One Year [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	379	256
Currents [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	780,331	677,924
Not later than one month [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	31,302	10,278
Later than one month and not later than two months [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	5,722	21,677
Later Than Two Month And Not Later Than Three Months [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	2,172	13,501
Later than three months and not later than six months [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	7,566	11,474
Later Than Six Months And Not Later Than One Year Membe [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	8,911	785
Later than one year [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	14,679	4,060
Overdue [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	R$ 70,352	R$ 61,775